Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
The below table provides an analysis of related party revenues for periods presented in this report.

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Management fees revenues (a)	36	23	77	43
Reimbursable revenues (b)	37	34	100	51
Related party inventory sales	—	1	1	1
Total related party operating revenues	73	58	178	95

(a) We provide management and administrative services to Seadrill Partners, SeaMex and Sonadrill and operational and technical support services to Seadrill Partners, SeaMex, Sonadrill and Northern Ocean. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.

(b) We recognized reimbursable revenues from Northern Ocean in the six months ended June 30, 2020 for work to perform the first mobilization of the Northern Ocean rigs, West Mira and West Bollsta. As at June 30, 2020 our Consolidated Balance Sheet included $152 million of receivables from Northern Ocean (December 31, 2019: $60 million), before deducting allowances for credit losses. This included $123 million of billed and unbilled trade receivables (December 31 2019: $55 million), which have been classified within the line item "amount due from related parties", and $29 million of costs incurred not yet billable to Northern Ocean (December 31, 2019: $5 million), which have been classified with "Other Assets".

Related party operating expenses

The below table provides an analysis of related party operating expenses for periods presented in this report.

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Other related party operating expenses	—	1	—	1
Total related party operating expenses	—	1	—	1

Related party financial items

The below table provides an analysis of related party financial income for periods presented in this report.

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Interest income (c)	6	7	12	15
Total related party financial items	6	7	12	15

(c) We earn interest income on our related party loans to SeaMex and Seabras Sapura (see below).
Related party receivable balances

The below table provides an analysis of related party receivable balances for periods presented in this report.

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Related party loans and interest (d)	505	488
Deferred consideration arrangements (e)	17	31
Convertible bond (f)	9	35
Trading balances (g)	236	150
Allowance for expected credit losses (h)	(201)	—
Total related party receivables	566	704
Of which:
Amounts due from related parties - current	184	181
Amounts due from related parties - non-current	382	523

(d) We have loan receivables outstanding from SeaMex and Seabras Sapura. We have summarized the amounts outstanding in the table below:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
SeaMex seller's credit and loans receivable	442	422
Seabras loans receivable	63	66
Total related party loans and interest	505	488

SeaMex loans include (i) $250 million "sellers credit" provided to SeaMex in March 2015 which matures in December 2019 but is subordinated to SeaMex's external debt facility, which matures in March 2022. As such, we have classified this balance as non-current on our Consolidated Balance Sheets. (ii) $45 million working capital loan was advanced to SeaMex in November 2016. (iii) $139 million accrued interest on above loans and other funding. The sellers credit and working capital loan both earn interest at 6.5% and are subordinated to SeaMex's external debt facility and (iv) $8 million Sponsor Minimum Liquidity Shortfall loan facility provided to SeaMex in April 2020 which matures at the earlier of February 2021 or two days following the date where there is no Minimum Liquidity Shortfall. The loan earns interest at 6.5% plus 3-month US LIBOR.

Seabras loans include a series of loan facilities that we extended to Seabras Sapura between May 2014 and December 2016. The $63 million balance shown in the table above includes (i) $50 million of loan principal and (ii) $13 million of accrued interest. The loans are repayable on demand, subject to restrictions on Seabras Sapura's external debt facilities. We earn interest of between 3.4% - LIBOR + 3.99% on the loans, depending on the facility.

In addition to the Seabras loans referred above, we have made certain other shareholder loans to Seabras Sapura, which we classify as part of our equity method investment in Seabras Sapura. See Note 14 – Investment in associated companies for further details.

Seabras Sapura repaid $6 million of its outstanding loan balances in April 2020, $4 million relating to its loan facility and $2 million relating to its shareholder loans.

(e) Deferred consideration arrangements include receivables due to us from Seadrill Partners from the sale of the West Vela to Seadrill Partners in November 2014. We have summarized amounts due for each period in the table below:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
West Vela - Mobilization receivable	10	17
West Vela - Share of dayrate	7	14
Total deferred consideration receivable	17	31

On adoption of fresh start accounting, we recorded a receivable for West Vela share of dayrate. This was previously accounted for as a gain contingency so was only recognized when realized. Under fresh start accounting, the receivable was recognized at a fair value of $29 million and the gain was recognized in reorganization items.
(f) On April 26, 2017, we converted $146 million, including accrued interest and fees, in subordinated loans provided to Archer into a $45 million convertible loan. The loan incurred interest at 5.5% and was to mature in December 2021, with a conversion right into equity of Archer Limited in 2021. At inception, the fair value of the convertible bond was $56 million whereas the previous loan had a carrying value of $37 million. We therefore recognized a gain on debt extinguishment of $19 million in 2017 because of this transaction.

The loan receivable is a convertible debt instrument comprised of a debt instrument and a conversion option, classed as an embedded derivative. Both elements are measured at fair value at each reporting date. As at December 31, 2019, Archer was in negotiations with its lenders to refinance its debt obligations, which we expected to result in an extension to maturities for all lenders, including Seadrill. As a result, we recorded an other than temporary impairment against our investment in the convertible bond issued to us by Archer of $11 million.

On March 13, 2020, Archer announced completion of a refinancing, which included agreed renegotiated terms on the convertible loan. The updated terms amended the loan balance to $13 million that bears interest of 5.5%, matures in April 2024 and an equity conversion option. The renegotiated terms resulted in a $29 million impairment being recognized following a reduction in loan balance and an increase to the discount rate. The fair value of the convertible debt instrument as at June 30, 2020 was $9 million of which the split between debt and embedded derivative option was $9 million and nil respectively.

(g) Trading balances primarily comprise receivables from Seadrill Partners, SeaMex, Northern Ocean and Sonadrill for related party management fees, crewing fees and payroll recharges. Per our contractual terms these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance. As set out below, we have established credit loss allowances for balances that have not been settled in line with these payment terms and are overdue.

(h) Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update 2016-13 - Measurement of Credit Losses on Financial Instruments. Refer to Note 3 – Current Expected Credit Losses for further information.

Related party payable balances

Related party liabilities are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Related party loans payable (i)	238	239
Trading balances (j)	11	19
Total related party liabilities	249	258
Of which:
Amounts due to related parties - current	11	19
Long-term debt due to related parties	238	239

(i) Related party loans include related party loans from Ship Finance to the Ship Finance subsidiaries that we consolidated as variable interest entities (see Note 25 – Variable Interest Entities (VIEs) for further details).

The loans bear interest at a fixed rate of 4.5% per annum and mature between 2023 and 2029. The total interest expense incurred for the three months ended June 30, 2020 was $3 million and the six months ended June 30, 2020 was $7 million. For the three months ended June 30, 2019 the total interest expense incurred was $3 million and for the six months ended June 30, 2019 was $7 million.

(j) Trading balances primarily include related party payables due from our Ship Finance variable interest entities to Ship Finance and trading balances due from us to SeaMex, Seadrill Partners and Sonadrill.